Other Assets	3 Months Ended
Jan. 31, 2024
Other Assets [Abstract]
Other Assets
NOTE 9: OTHER ASSETS
Other Assets
(millions of Canadian dollars) As at
January 31 October 31
2024 2023
Accounts receivable and other items 1 $ 12,361 $ 13,893
Accrued interest 5,487 5,504
Current income tax receivable 3,204 4,814
Defined benefit asset

1,067

1,254
Reinsurance contract assets 708 702
Prepaid expenses
2
1,686 1,462
Total $ 24,513 $ 27,629
Includes assets related to disposal groups classified as held for sale in connection with the Cowen acquisition. Refer to Note 8 for further details.
2

Balances as at October 31, 2023 have been restated for the adoption of IFRS 17. Refer to Note 2 for details.